Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Taxation [Abstract]
Schedule of Income Tax Provision

The income tax provision consisted of the following components:

	For the years ended December 31,
	2024	2023	2022
Current income tax expense	$51,430	$-	$4,793
Deferred income tax expense	-	-	-
Total income tax expense	$51,430	$-	$4,793

Schedule of Reconciliation Between the Group’s Actual Provision for Income Taxes

A reconciliation between the Group’s actual provision for income taxes and the provision at the SG, mainland statutory rate is as follows:

	For the years ended December 31,
	2024	2023	2022
Loss before income taxes	$(8,071,412)	$(4,774,087)	$(1,124,696)
Income tax expenses computed at statutory EIT rate	(1,372,140)	(811,595)	(191,198)
Reconciling items:
Non-deductible expenses	95,988	135,945	309
Under provision in respect of prior years- Deferred tax	(103,083)	-	-
Change in valuation allowance	1,430,665	675,650	201,092
Effect of Singapore tax rebate	-	-	(5,410)
Income tax expenses	$51,430	$-	$4,793
Effective tax rates	-0.6%	0.0%	-0.4%

Schedule of Components of the Deferred Tax Assets

As of December 31, 2024 and 2023, the significant components of the deferred tax assets are summarized below:

	As of December 31,
	2024	2023
Deferred tax assets:
Net operating loss carried forward	$2,145,813	$912,242
Lease liabilities	168,605	278,670
Deferred revenue	50,590	97,272
Bad debt provision	14,188	1,241
Property and equipment	2,074	-
Other accruals	107,980	-
Deferred tax assets, gross	2,489,250	1,289,425
Valuation allowance	(2,297,022)	(929,574)
Deferred tax assets, net of valuation allowance	192,228	359,851

Deferred tax liabilities:
Right-of-use assets	(168,605)	(278,670)
Contract cost assets	(23,586)	(58,107)
Property and equipment	(37)	(23,074)
Deferred tax liabilities	(192,228)	(359,851)

Net deferred tax assets	$-	$-

Schedule of Roll Forward of Valuation Allowances of Deferred Tax Asset

The roll forward of valuation allowances of deferred tax assets were as follows:

	As of December 31,
	2024	2023	2022
Balance as of beginning of year	$929,574	$238,081	$30,974
Additions of valuation allowance	1,430,665	675,650	201,092
Foreign currency translation adjustments	(63,217)	15,843	6,015
Balance as of end of year	$2,297,022	$929,574	$238,081